Cash from operations	12 Months Ended
Dec. 31, 2025
Cash from operations
Cash from operations

29.Cash from operations

	2025	2024	2023
	$’m	$'m	$'m
Reconciliation
Income/(loss) from continuing operations before taxation	690.8	(1,410.7)	(1,814.1)

Adjustments
Loss from discontinued operations before taxation	(571.3)	(199.5)	(66.6)
Depreciation of property, plant and equipment	315.8	316.0	385.2
Amortization of intangible assets	60.1	46.8	50.4
Amortization of prepaid site rent	2.9	9.8	9.5
Impairment of property, plant and equipment, right-of-use assets, intangible assets excluding goodwill and related prepaid land rent	4.6	14.8	87.7
Impairment of assets held for sale	459.4	2.9	—
Impairment of goodwill	—	87.9	—
Net impairment (reversal)/loss of withholding tax receivables	(59.8)	1.1	48.0
Impairment of inventory	0.1	11.9	—
Net (gain)/loss on disposal of property, plant and equipment and right-of-use assets	(4.6)	20.2	(3.8)
Net loss allowance on trade receivables	18.2	—	7.2
Other operating items	(6.8)	—	—
Insurance claim income	(0.4)	—	(0.3)
Net gain on disposal of subsidiary	(177.7)	(83.8)	—
Finance income	(227.5)	(33.8)	(25.2)
Finance costs	436.9	2,123.1	2,436.5
Share‑based payment expense	29.1	27.9	13.4
Operating income before working capital changes	969.8	934.6	1,127.9

Changes in working capital
(Increase)/decrease in inventory	(10.8)	(15.0)	11.2
Decrease/(increase) in trade and other receivables	1.4	(200.6)	(295.3)
Increase in trade and other payables	22.6	56.9	59.1
Net movement in working capital	13.2	(158.7)	(225.0)

Cash from operations	983.0	775.9	902.9